KAR LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.6%
Communication Services—5.5%
Alphabet, Inc. Class C(1)	34,624	$ 4,039
MediaAlpha, Inc. Class A(1)	150,655	1,856
		5,895

Consumer Discretionary—6.7%
Home Depot, Inc. (The)(2)	11,028	3,319
Pool Corp.(2)	10,619	3,798
		7,117

Consumer Staples—8.9%
Lamb Weston Holdings, Inc.	73,835	5,881
Monster Beverage Corp.(1)	35,894	3,576
		9,457

Financials—20.9%
Bank of Hawaii Corp.	34,817	2,789
Berkley (W.R.) Corp.	59,296	3,708
LPL Financial Holdings, Inc.	8,681	1,822
Moody’s Corp.	13,555	4,206
Primerica, Inc.	41,590	5,352
Ryan Specialty Holdings, Inc. Class A(1)	101,082	4,371
		22,248

Health Care—8.1%
Cooper Cos., Inc. (The)	9,616	3,144
Silk Road Medical, Inc.(1)	55,470	2,525
Zoetis, Inc. Class A(2)	16,388	2,992
		8,661

Industrials—12.5%
Lennox International, Inc.	10,102	2,419
Old Dominion Freight Line, Inc.	11,173	3,391
TransUnion	37,925	3,005
Verisk Analytics, Inc. Class A(2)	23,321	4,437
		13,252

Information Technology—28.6%
Avalara, Inc.(1)	15,383	1,345
CDW Corp.	18,816	3,416
Clearwater Analytics Holdings, Inc. Class A (1)	196,278	2,508
EVERTEC, Inc.	167,124	6,516
Intuit, Inc.	8,281	3,778
	Shares	Value

Information Technology—continued
Jack Henry & Associates, Inc.(2)	16,675	$ 3,465
nCino, Inc.(1)	92,488	2,986
Trade Desk, Inc. (The) Class A(1)	47,240	2,126
Visa, Inc. Class A(2)	20,330	4,312
		30,452

Materials—2.7%
Scotts Miracle-Gro Co. (The)	32,158	2,860
Real Estate—3.7%
Lamar Advertising Co. Class A	38,658	3,907
Total Common Stocks (Identified Cost $86,296)		103,849

Total Long-Term Investments—97.6% (Identified Cost $86,296)		103,849

Short-Term Investment—2.4%
Money Market Mutual Fund—2.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(3)	2,573,094	2,573
Total Short-Term Investment (Identified Cost $2,573)		2,573

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—100.0% (Identified Cost $88,869)		106,422

Securities Sold Short(4)—(19.9)%
Consumer Discretionary—(5.6)%
Boot Barn Holdings, Inc.(5)	(6,674)	(416)
H&R Block, Inc.	(74,278)	(2,968)
ODP Corp. (The)(5)	(41,379)	(1,502)
Snap One Holdings Corp.(5)	(86,925)	(1,057)
		(5,943)

Consumer Staples—(1.7)%
Central Garden & Pet Co. Class A(5)	(43,531)	(1,776)
	Shares	Value

Financials—(1.3)%
Focus Financial Partners, Inc. Class A(5)	(33,895)	$ (1,371)
Industrials—(7.7)%
ACCO Brands Corp.	(208,852)	(1,497)
Allison Transmission Holdings, Inc.	(45,520)	(1,906)
ArcBest Corp.	(20,499)	(1,816)
Deluxe Corp.	(57,112)	(1,436)
Werner Enterprises, Inc.	(34,393)	(1,512)
		(8,167)

Real Estate—(3.6)%
Compass, Inc. Class A(5)	(171,590)	(656)
Paramount Group, Inc.	(192,637)	(1,512)
Retail Opportunity Investments Corp.	(98,974)	(1,728)
		(3,896)

Total Securities Sold Short (Proceeds $(22,895))		(21,153)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—80.1% (Identified Cost $65,974)		$85,269
Other assets and liabilities, net—19.9%		21,206
NET ASSETS—100.0%		$106,475

Footnote Legend:
(1)	Non-income producing.
(2)	All or portion segregated as collateral for securities sold short. The value of securities segregated as collateral is $16,902.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Fund.
(5)	No dividend expense on security sold short.
See Notes to Schedule of Investments

KAR LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of July 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at July 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$103,849	$103,849
Money Market Mutual Fund	2,573	2,573
Total Assets	106,422	106,422
Liabilities:
Securities Sold Short:
Common Stocks	(21,153)	(21,153)
Total Liabilities	(21,153)	(21,153)
Total Investments	$85,269	$85,269
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at July 31, 2022.
There were no transfers into or  out of Level 3 related to securities held at July 31, 2022.
See Notes to Schedule of Investments

VIRTUS KAR LONG/SHORT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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